Retirement Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Funded status
At December 31, 2018 and 2017, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2018	2017
Underfunded pension obligation at beginning of year	$64,342	$57,941
Change in pension obligation
Service cost	$7,203	$7,510
Interest cost	1,366	1,295
Plan participants’ contributions	2,938	2,905
Actuarial loss	(9,439)	1,483
Plan amendments	(19,945)	—
Benefits paid	(4,901)	(2,097)
Foreign currency adjustments	(584)	7,489
Change in pension obligation	$(23,362)	$18,585
Change in fair value of plan assets
Actual return on plan assets	958	1,131
Employer contributions	5,245	5,361
Plan participants’ contributions	2,938	2,905
Benefits paid	(4,901)	(2,097)
Foreign currency adjustments	(365)	4,884
Change in fair value of plan assets	$3,875	$12,184
Underfunded pension obligation at end of year	$37,105	$64,342
Additional information:
Projected benefit obligation at end of year(1)	$161,792	$185,154
Fair value of plan assets at end of year	$124,687	$120,812
Underfunded pension obligation at end of year	$37,105	$64,342
Accumulated pension obligation at end of year(2)	$152,681	$172,806

(1) Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
(2) Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels

Assumptions used
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018		2017		2016
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	1.00%	0.75%	0.75%	0.75%	0.75%	1.00%
Expected long-term return on plan assets	—	0.75%	—	0.75%	—	1.00%
Rate of compensation increase	2.25%	2.25%	2.25%	2.00%	2.00%	2.25%

Expected future benefit payments
At December 31, 2018, estimated employer contributions to be paid in 2019 related to the Zurich Plan were $7 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2019	$4,573
2020	$4,703
2021	$5,952
2022	$5,884
2023	$6,353
2024 to 2028	$38,437